VOYAGE REVENUES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 USD ($) Vessel	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 220,534	$ 124,179
Capitalized cost	$ 1,900		$ 1,300
Future Minimum Revenues [Abstract]
Number of vessels on time charter contracts | Vessel	4
Number of vessels on long-term time charter contracts | Vessel	2
Term on long term time charter agreement	6 years
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of voyage contracts	1 year
Spot Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	$ 196,803	100,170
Time Charter [Member]
Disaggregation of Revenue [Abstract]
Voyage Revenues	23,731	$ 24,009
Future Minimum Revenues [Abstract]
2023	14,469
2024	17,202
2025	17,155
2026	17,155
2027	17,155
Thereafter	7,406
Future minimum revenues	$ 90,542